Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Activity in allowance for doubtful trade accounts receivable
The activity in the allowance for doubtful accounts receivable for the years ended December 31 is as follows:

In millions	2016	2015	2014
Beginning balance	$161	$256	$256
Additions charged to bad debt expense	221	216	185
Write-offs charged to allowance	(96)	(311)	(185)
Ending balance	$286	$161	$256

Components of property and equipment
The following are the components of property and equipment at December 31:

In millions	2016	2015
Land	$1,734	$1,635
Building and improvements	3,226	3,168
Fixtures and equipment	10,956	10,001
Leasehold improvements	4,494	4,015
Software	2,392	2,217
	22,802	21,036
Accumulated depreciation and amortization	(12,627)	(11,181)
Property and equipment, net	$10,175	$9,855

Reconciliation of the changes in the redeemable noncontrolling interest
Below is a summary of the changes in redeemable noncontrolling interest for the years ended December 31:

In millions	2016	2015
Beginning balance	$39	$—
Acquisition of noncontrolling interest	—	39
Net income attributable to noncontrolling interest	1	1
Distributions	(2)	(1)
Purchase of noncontrolling interest	(39)	—
Reclassification to capital surplus in connection with purchase of noncontrolling interest	1	—
Ending balance	$—	$39

Interest Income and Interest Expense
The following are the components of net interest expense for the years ended December 31:

In millions	2016	2015	2014
Interest expense	$1,078	$859	$615
Interest income	(20)	(21)	(15)
Interest expense, net	$1,058	$838	$600

Schedule of Accumulated Other Comprehensive Income (Loss) by Component
Changes in accumulated other comprehensive income (loss) by component are shown below:

	Year Ended December 31, 20161)
In millions	Foreign Currency	Losses on Cash Flow Hedges	Pension and Other Postretirement Benefits	Total
Balance, December 31, 2015	$(165)	$(7)	$(186)	$(358)
Other comprehensive income before reclassifications	38	—	—	38
Amounts reclassified from accumulated other comprehensive income (2)	—	2	13	15
Net other comprehensive income	38	2	13	53
Balance, December 31, 2016	$(127)	$(5)	$(173)	$(305)

	Year Ended December 31, 2015(1)
	Foreign Currency	Losses on Cash Flow Hedges	Pension and Other Postretirement Benefits	Total
Balance, December 31, 2014	$(65)	$(9)	$(143)	$(217)
Other comprehensive income (loss) before reclassifications	(100)	—	(56)	(156)
Amounts reclassified from accumulated other comprehensive income (2)	—	2	13	15
Net other comprehensive income (loss)	(100)	2	(43)	(141)
Balance, December 31, 2015	$(165)	$(7)	$(186)	$(358)

(1)	All amounts are net of tax.

(2)
The amounts reclassified from accumulated other comprehensive income for cash flow hedges are recorded within interest expense, net on the consolidated statement of income. The amounts reclassified from accumulated other comprehensive income for pension and other postretirement benefits are included in operating expenses on the consolidated statement of income.

Discontinued Operations Results
Below is a summary of the results of discontinued operations for the years ended December 31:

In millions	2016	2015	2014
Income (loss) from discontinued operations	$(2)	$15	$(1)
Income tax expense	1	(6)	—
Income (loss) from discontinued operations, net of tax	$(1)	$9	$(1)

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following is a reconciliation of the effect of the reclassification on the Company's consolidated balance sheet as of December 31, 2015:

In millions	As Previously Reported	Adjustments	As Revised
Deferred tax assets - current	$1,220	$(1,220)	$—
Total current assets	30,378	(1,220)	29,158
Total assets	93,657	(1,220)	92,437
Deferred tax liabilities - noncurrent	5,437	(1,220)	4,217
Total liabilities and shareholders’ equity	93,657	(1,220)	92,437